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February 14, 2017	Joseph M. Mannon Shareholder +1 312 609 7883 jmannon@vedderprice.com

VIA EDGAR Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	RMB Investors Trust (“Registrant”) File Nos. 002-17226 and 811-00994

To the Commission:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on January 25, 2017 (Accession No. 0001144204-17-003742).

Very truly yours, /s/ Joseph M. Mannon Joseph M. Mannon Shareholder

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